Note 14 - Stockholders' Equity (Successor)	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
NOTE
14.
Stockholders
'
Equity (Successor)

At
December 31, 2020,
the Company has
91,967,565
shares of common stock outstanding,
10,225,472
warrants outstanding with an exercise price of
$11.50
per share that expire on
August 21, 2025
and
10,209,300
CVRs outstanding that give the holders a right to receive up to
2.125
shares of HighPeak Energy common stock per CVR in order to satisfy the Preferred Returns (with an equivalent number of shares of Company common stock held by HighPeak I and HighPeak II being collectively forfeited in connection therewith).  As such, HighPeak I and HighPeak II have placed a total of
21,694,763
shares of common stock of the Company in escrow.